Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023	May 31, 2022
Deferred tax assets
Allowance for doubtful accounts	$ 26,435	$ 37,424
Accrued expenses	79,053	56,716
Net operating loss carry-forward	257,637	324,355
Tax impact from the long-term investments disposed to a related party	0	1,521
Total deferred tax assets	363,125	420,016
Less: valuation allowance	(290,398)	(364,083)	$ (397,616)
Total deferred tax assets, net	72,727	55,933
Deferred tax liabilities
Acquired assets	3,462	4,523
Tax impact from the unrealized gain on long-term investments	15,945	19,326
Total deferred tax liabilities	$ 19,407	$ 23,849